(14) INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 10,589,824	R$ 10,775,613	R$ 9,210,338
Additions	18,670	1,907,778	1,224,431
Amortization	(1,000,777)	(936,318)	(767,858)
Transfer - intangible assets	723,813	0	0
Transfer - financial asset	52,803	(972,254)	(655,456)
Disposal and transfer - other assets	(101,102)	(57,674)	(63,040)
Corporate restructuring - note 14.4.1		(99,981)
Business combination		(22,165)	1,870,268
Impairment losses		(5,176)	(43,070)
IFRS 15 adoption (note 3)	(825,476)
Others	5,177
Ending balance	9,462,935	10,589,824	10,775,613
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,115	6,115	6,115
Additions	0	0	0
Amortization	0	0	0
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Disposal and transfer - other assets	0	0	0
Corporate restructuring - note 14.4.1		0
Business combination		0	0
Impairment losses		0	0
IFRS 15 adoption (note 3)	0
Others	0
Ending balance	6,115	6,115	6,115
Concession right Acquired in business combinations [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,117,105	4,466,516	4,355,546
Additions	0	0	0
Amortization	(286,858)	(286,215)	(255,110)
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Disposal and transfer - other assets	(63,187)	(16,244)	(7,283)
Corporate restructuring - note 14.4.1		(26,766)
Business combination		(15,057)	413,796
Impairment losses		(5,129)	(40,433)
IFRS 15 adoption (note 3)	0
Others	5,130
Ending balance	3,772,188	4,117,105	4,466,516
Concession right Distribution infrastructure - operational [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,554,447	5,550,502	4,249,182
Additions	0	0	0
Amortization	(703,511)	(639,292)	(498,891)
Transfer - intangible assets	723,813	814,643	610,032
Transfer - financial asset	52,803	131	9,452
Disposal and transfer - other assets	(43,419)	(91,214)	(48,346)
Corporate restructuring - note 14.4.1		(73,215)
Business combination		(7,108)	1,229,074
Impairment losses		0	0
IFRS 15 adoption (note 3)	0
Others	0
Ending balance	5,584,136	5,554,447	5,550,502
Concession right Distribution infrastructure - in progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	825,476	666,008	499,627
Additions	0	1,898,434	1,213,924
Amortization	0	0	0
Transfer - intangible assets	0	(814,643)	(610,032)
Transfer - financial asset	0	(972,385)	(664,908)
Disposal and transfer - other assets	0	48,061	0
Corporate restructuring - note 14.4.1		0
Business combination		0	227,398
Impairment losses		0	0
IFRS 15 adoption (note 3)	(825,476)
Others	0
Ending balance	0	825,476	666,008
Public utilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25,904	27,324	28,743
Additions	0	0	0
Amortization	(1,419)	(1,419)	(1,419)
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Disposal and transfer - other assets	0	0	0
Corporate restructuring - note 14.4.1		0
Business combination		0	0
Impairment losses		0	0
IFRS 15 adoption (note 3)	0
Others	0
Ending balance	24,485	25,904	27,324
Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	60,777	59,147	71,125
Additions	18,670	9,344	10,507
Amortization	(8,989)	(9,390)	(12,438)
Transfer - intangible assets	0	0	0
Transfer - financial asset	0	0	0
Disposal and transfer - other assets	5,504	1,723	(7,410)
Corporate restructuring - note 14.4.1		0
Business combination		0	0
Impairment losses		(47)	(2,637)
IFRS 15 adoption (note 3)	0
Others	47
Ending balance	76,009	60,777	59,147
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,043,048	20,481,188	18,525,004
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	19,664,141	20,043,048	20,481,188
Gross carrying amount [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,152	6,152	6,152
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	6,152	6,152	6,152
Gross carrying amount [Member] | Concession right Acquired in business combinations [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,558,645	7,602,941	7,441,902
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	7,949,458	7,558,645	7,602,941
Gross carrying amount [Member] | Concession right Distribution infrastructure - operational [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,442,528	11,987,109	10,348,857
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	11,909,149	11,442,528	11,987,109
Gross carrying amount [Member] | Concession right Distribution infrastructure - in progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	825,476	666,008	499,627
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	0	825,476	666,008
Gross carrying amount [Member] | Public utilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35,840	35,840	35,840
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	35,840	35,840	35,840
Gross carrying amount [Member] | Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	174,407	183,138	192,626
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	217,542	174,407	183,138
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(9,453,223)	(9,705,575)	(9,314,665)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(10,201,206)	(9,453,223)	(9,705,575)
Accumulated depreciation, amortisation and impairment [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(37)	(37)	(37)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(37)	(37)	(37)
Accumulated depreciation, amortisation and impairment [Member] | Concession right Acquired in business combinations [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,441,540)	(3,136,425)	(3,086,356)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(3,723,270)	(3,441,540)	(3,136,425)
Accumulated depreciation, amortisation and impairment [Member] | Concession right Distribution infrastructure - operational [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,888,080)	(6,436,607)	(6,099,675)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(6,325,012)	(5,888,080)	(6,436,607)
Accumulated depreciation, amortisation and impairment [Member] | Concession right Distribution infrastructure - in progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	0	0	0
Accumulated depreciation, amortisation and impairment [Member] | Public utilities
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(9,936)	(8,516)	(7,097)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	(11,355)	(9,936)	(8,516)
Accumulated depreciation, amortisation and impairment [Member] | Other intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(113,630)	(123,990)	(121,500)
Additions
Amortization
Transfer - intangible assets
Transfer - financial asset
Transfers from concession financial asset - extended concessions
Disposal and transfer - other assets
Corporate restructuring - note 14.4.1
Business combination
Impairment losses
IFRS 15 adoption (note 3)
Others
Ending balance	R$ (141,532)	R$ (113,630)	R$ (123,990)